Shareholder Fees - Arena Strategic Income Fund - Class I Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15